Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the year	$ 13,205	$ 14,229
Current service cost	35	72
Interest cost	161	225
Actuarial loss (gain) arising from changes in financial assumptions	2,027	(174)
Benefits paid	(313)	(494)
Impact of foreign exchange rate changes	(638)	(653)
Balances - End of the year	14,477	13,205
Amounts recognized in net loss	(196)	(316)
Amounts recognized in other comprehensive loss	2,027	846
Pension Benefit Plans [Member] | Unfunded Plan One [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the year	13,100
Current service cost	30
Interest cost	160
Actuarial loss (gain) arising from changes in financial assumptions	2,027
Benefits paid	(313)
Impact of foreign exchange rate changes	(633)
Balances - End of the year	14,371	13,100
Amounts recognized in net loss	(190)
Amounts recognized in other comprehensive loss	2,027
Other Benefit Plans [Member] | Unfunded Plan One [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the year	105
Current service cost	5
Interest cost	1
Actuarial loss (gain) arising from changes in financial assumptions
Benefits paid
Impact of foreign exchange rate changes	(5)
Balances - End of the year	106	$ 105
Amounts recognized in net loss	(6)
Amounts recognized in other comprehensive loss